Employee Benefit Plans - Schedule of Assumptions Used for Net Periodic Cost (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.24%	3.83%
Expected long-term return on plan assets	6.26%	6.86%
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.72%	4.25%